Debt (Tables)	12 Months Ended
Jul. 31, 2025
Debt Disclosure [Abstract]
Carrying value of debt
The carrying value of our debt was as follows at the dates indicated:

	July 31,	July 31,	Effective
(Dollars in millions)	2025	2024	Interest Rate
Senior unsecured notes issued June 2020:
0.950% notes due July 2025	$—	$500	1.127%
1.350% notes due July 2027	500	500	1.486%
1.650% notes due July 2030	500	500	1.767%
Senior unsecured notes issued September 2023:
5.250% notes due September 2026	750	750	5.325%
5.125% notes due September 2028	750	750	5.258%
5.200% notes due September 2033	1,250	1,250	5.312%
5.500% notes due September 2053	1,250	1,250	5.576%
Secured revolving credit facilities	1,014	585
Total principal balance of debt	6,014	6,085
Unamortized discount and debt issuance costs	(41)	(47)
Net carrying value of debt	$5,973	$6,038

Short-term debt	$—	$499
Long-term debt	$5,973	$5,539

Future principal payments for long-term debt
Future principal payments for debt at July 31, 2025 were as shown in the table below.

(In millions)
Fiscal year ending July 31,
2026	$—
2027	1,250
2028	300
2029	1,464
2030	500
Thereafter	2,500
Total future principal payments for debt	$6,014